Assets Held-for-Sale (Tables)	12 Months Ended
Dec. 31, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets Held-for-Sale
Assets
held-for-sale
as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Land (*1,2)	￦	2,907	31,766
Buildings (*1,2)		12,971	12,981
Structures (*1)		1	1

	￦	15,879	44,748

(*1)
The board of directors of KEPCO Engineering & Construction Company, Inc., a subsidiary of the Company, made a resolution to sell its old office building in
Yongin-si,
Gyeonggi-do
during the year ended December 31, 2022, and reclassified the buildings, structures, and land as assets held-for-sale
expecting its carrying amount would be recovered through a sale transaction.

(*2)
The board of directors of Korea Electric Power Corporation, the controlling company, made a resolution to sell the Uijeongbu substation during the year ended December 31, 2022, and reclassified the buildings and land as assets held-for-sale expecting its carrying amount would be recovered through a sale transaction.